UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04379

Plan Investment Fund, Inc.

(Exact Name of Registrant as specified in charter)

2 Mid America Plaza

Suite 200

Oakbrook Terrace, Illinois 60181

(Address of Principal Executive Offices) (Zip code)

Dale E. Palka, President

2 Mid America Plaza

Suite 200

Oakbrook Terrace, Illinois 60181

(Name and Address of Agent for Service)

COPY TO:

Robert F. Weber, Esq.

Seyfarth Shaw LLP

131 S. Dearborn Street

Chicago, Illinois 60603

Registrant’s telephone number, including area code: (630) 472-7700

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments.

The registrant’s schedule of investments is as follows:

Government/REPO Portfolio

(Unaudited)

Schedule of Investments

September 30, 2012

Par Value		Interest Rate	Maturity	Amortized Cost

REPURCHASE AGREEMENTS – 100.1%
$15,000,000	Deutsche Bank Securities, Inc. To be repurchased at $15,000,312 (collateralized by $27,446,645 par amount of Federal National Mortgage Association Stripped Mortgage Backed Security, 0.00%, due 10/01/2040; Total Value $16,650,000)	0.25%	10/01/12	$15,000,000
15,000,000	Goldman Sachs & Co. To be repurchased at $15,000,263 (collateralized by $15,485,917 par amount of Federal National Mortgage Backed Securities, 3.00% to 4.00%; due 09/01/2022 to 10/01/2041; Total Value $15,450,001)	0.21%	10/01/12	15,000,000
15,525,000	HSBC Securities (USA), Inc. To be repurchased at $15,525,311 (collateralized by $15,851,000 par amount of U.S. Treasury Bill and U.S. Treasury Note, 0.00% to 0.25%; due 12/27/2012 to 09/15/2015; Total Value $15,835,653)	0.24%	10/01/12	15,525,000
15,000,000	Morgan Stanley & Co., Inc. To be repurchased at $15,000,312 (collateralized by $16,325,019 par amount of Federal National Mortgage Backed Securities, 3.50% to 4.00%; due 11/01/2025 to 05/01/2042; Total Value $15,450,000)	0.25%	10/01/12	15,000,000
15,000,000	RBS Securities, Inc. To be repurchased at $15,000,338 (collateralized by $37,930,000 par amount of U.S. Treasury Non-Callable STRIP, 0.00%; due 08/15/2042; Total Value $15,300,583)	0.27%	10/01/12	15,000,000
15,000,000	UBS Securities LLC To be repurchased at $15,000,287 (collateralized by $15,497,644 par amount of Government National Mortgage Single Family Loan Pools, 4.50% to 5.00%; due 01/20/2042 to 05/20/2042; Total Value $15,300,000)	0.23%	10/01/12	15,000,000

	Total Repurchase Agreements (Cost $90,525,000)			90,525,000

	Total Investments – 100.1% (Cost $90,525,000) *			90,525,000

	Liabilities in excess of Other Assets – (0.1%)			(57,305)

	Net Assets – 100.0%			$90,467,695

	Net Asset Value			$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.

See accompanying notes to Schedule of Investments

Money Market Portfolio

(Unaudited)

Schedule of Investments

September 30, 2012

Par Value		Interest Rate	Maturity	Amortized Cost

U.S. TREASURY OBLIGATIONS – 12.0%
$10,000,000	U.S. Treasury Bill (1)	0.14%	02/07/13	$9,994,983
10,000,000	U.S. Treasury Bill (1)	0.14%	02/28/13	9,994,167
10,000,000	U.S. Treasury Bill (1)	0.13%	03/21/13	9,993,706
15,000,000	U.S. Treasury Bill (1)	0.14%	03/21/13	14,990,025
20,000,000	U.S. Treasury Bill (1)	0.14%	03/28/13	19,986,156
10,000,000	U.S. Treasury Note	1.38%	11/15/12	10,015,134
10,000,000	U.S. Treasury Note	0.63%	04/30/13	10,024,310
10,000,000	U.S. Treasury Note	0.50%	05/31/13	10,018,417
12,000,000	U.S. Treasury Note	0.38%	06/30/13	12,012,109

	Total U.S. Treasury Obligations (Cost $107,029,007)			107,029,007

BANK OBLIGATIONS – 35.3%

YANKEE CERTIFICATES OF DEPOSIT – 35.3%
8,000,000	Bank of Montreal, Chicago	0.31%	02/07/13	8,000,000
11,000,000	Bank of Nova Scotia, Houston (2)	0.32%	02/11/13	11,000,000
17,000,000	Bank of Nova Scotia, Houston (2)	0.27%	02/15/13	17,000,000
20,000,000	Bank of Tokyo Mitsubishi UFJ, Ltd., New York	0.36%	10/05/12	20,000,000
15,000,000	Bank of Tokyo Mitsubishi UFJ, Ltd., New York	0.48%	01/24/13	15,000,000
18,000,000	Canadian Imperial Bank of Commerce, New York	0.32%	01/02/13	17,999,998
9,000,000	Canadian Imperial Bank of Commerce, New York (2)	0.37%	09/25/13	9,000,000
10,000,000	Credit Suisse, New York (2)	0.39%	11/08/12	10,000,038
15,000,000	Mizuho Corporate Bank, Ltd., New York	0.34%	11/02/12	15,000,399
15,000,000	National Australia Bank Ltd., New York (2)	0.28%	10/12/12	15,000,000
15,000,000	National Bank of Canada, New York (2)	0.32%	01/11/13	15,000,000
18,000,000	National Bank of Canada, New York (2)	0.51%	02/13/13	18,009,116
16,500,000	Rabobank Nederland NV, New York	0.53%	10/25/12	16,500,000
10,000,000	Rabobank Nederland NV, New York (2)	0.50%	06/18/13	10,000,000
8,000,000	Royal Bank of Canada, New York (2)	0.46%	05/16/13	8,000,000
15,000,000	Skandinaviska Enskilda Banken AB, New York	0.44%	10/19/12	15,000,299
10,000,000	Sumitomo Mitsui Banking Corp., New York	0.32%	11/13/12	10,000,000
13,000,000	Sumitomo Mitsui Banking Corp., New York	0.39%	02/13/13	13,000,000
20,000,000	Sumitomo Mitsui Trust Bank Ltd., New York	0.37%	10/10/12	20,000,000
10,000,000	Svenska Handelsbanken AB, New York	0.38%	10/11/12	10,000,000
12,000,000	Toronto Dominion Bank, New York	0.32%	03/18/13	12,000,000
10,000,000	Toronto Dominion Bank, New York (2)	0.31%	05/28/13	10,000,000
20,000,000	Westpac Banking Corp., New York (2)	0.42%	02/04/13	20,000,000

	Total Bank Obligations (Cost $315,509,850)			315,509,850

See accompanying notes to Schedule of Investments

Money Market Portfolio

(Unaudited)

Schedule of Investments

September 30, 2012

(Continued)

Par Value		Interest Rate	Maturity	Amortized Cost

CORPORATE DEBT – 28.4%

COMMERCIAL PAPER – 28.4%

ASSET BACKED SECURITIES – 18.2%
$20,000,000	Cancara Asset Securitisation LLC (1)	0.20%	10/03/12	$19,999,778
27,000,000	Fairway Finance Co. LLC (2)	0.26%	11/05/12	27,000,000
10,000,000	Kells Funding LLC (1)	0.58%	11/30/12	9,990,333
12,000,000	Kells Funding LLC (2)	0.38%	03/19/13	11,999,344
15,000,000	Nieuw Amsterdam Receivables Corp. (1)	0.30%	10/09/12	14,999,000
15,000,000	Nieuw Amsterdam Receivables Corp. (1)	0.45%	01/02/13	14,982,562
15,000,000	Old Line Funding LLC (1)	0.32%	03/11/13	14,978,533
11,815,000	Regency Markets No. 1 LLC (1)	0.33%	10/15/12	11,813,484
15,000,000	Sydney Capital Corp. (1)	0.30%	12/18/12	14,990,250
21,562,000	Thunder Bay Funding LLC (1)	0.25%	10/09/12	21,560,802

				162,314,086

FINANCIAL COMPANIES – 10.2%
10,000,000	Barclays US Funding Corp. (1)	0.05%	10/01/12	10,000,000
12,000,000	National Australia Funding, Delaware (1)	0.28%	01/28/13	11,989,092
17,000,000	Nordea North America, Inc. (1)	0.36%	02/08/13	16,977,900
22,000,000	State Street Corp. (1)	0.31%	01/18/13	21,979,351
20,000,000	Svenska Handelsbanken, Inc. (1)	0.39%	10/01/12	20,000,000
10,000,000	Svenska Handelsbanken, Inc. (1)	0.40%	10/01/12	10,000,000

				90,946,343

	Total Commercial Paper			253,260,429

	Total Corporate Debt (Cost $253,260,429)			253,260,429

MUNICIPAL BONDS – 9.5% (3)
9,315,000	California Housing Finance Agency RB, Home Mortgage, Series E-1, Letter of Credit: Freddie Mac, Fannie Mae	0.18%	02/01/23	9,315,000
5,730,000	California Housing Finance Agency RB, Multifamily Housing, Series A, Letter of Credit: Freddie Mac, Fannie Mae	0.16%	08/01/40	5,730,000
12,500,000	California Housing Finance Agency RB, Multifamily Housing, Series E, Letter of Credit: Freddie Mac, Fannie Mae	0.19%	08/01/37	12,500,000
18,800,000	Houston, Texas Utility System RB, First Lien, Series B-3, Letter of Credit: Sumitomo Mitsui Banking Corp. New York	0.17%	05/15/34	18,800,000
18,000,000	New York City Housing Development Corp., Multifamily Rent Housing RB, West End Towers, Series A, Credit Support Fannie Mae Liquidity Facility: Fannie Mae	0.19%	05/15/34	18,000,000
10,000,000	New York, Subseries F-3, GO, Letter of Credit: Sumitomo Mitsui Banking Corp. New York	0.17%	09/01/35	10,000,000

See accompanying notes to Schedule of Investments

Money Market Portfolio

(Unaudited)

Schedule of Investments

September 30, 2012

(Concluded)

Par Value		Interest Rate	Maturity	Amortized Cost

MUNICIPAL BONDS (continued)
$10,800,000	Texas State, Veterans Housing Assessment Project, Series A-2, GO, Liquidity Facility: JPMorgan Chase & Co.	0.18%	12/01/29	$10,800,000

	Total Municipal Bonds (Cost $85,145,000)			85,145,000

REPURCHASE AGREEMENTS – 14.8%
71,733,000	Deutsche Bank Securities, Inc. To be repurchased at $71,734,196 (collateralized by $73,450,000 par amount of Federal Home Loan Mortgage Corp. Fixed Rate Note, 0.70%; due 09/27/2016; Total Value $73,167,911)	0.20%	10/01/12	71,733,000
60,000,000	UBS Securities LLC To be repurchased at $60,001,150 (collateralized by $96,370,173 par amount of Government National Mortgage Single Family Loan Pools, 2.50% to 5.00%; due 07/15/2027 to 03/15/2041; Total Value $61,200,000)	0.23%	10/01/12	60,000,000

	Total Repurchase Agreements (Cost $131,733,000)			131,733,000

	Total Investments – 100.0% (Cost $892,677,286) *			892,677,286

	Liabilities in excess of Other Assets – 0.0%			(79,423)

	Net Assets – 100.0%			$892,597,863

	Net Asset Value			$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.
(1)	Rate disclosed represents the discount rate at the time of purchase.
(2)	Variable rate security. Interest rate shown is as of report date and the date shown is the final maturity date.
(3)	Variable rate security. Interest rate shown is as of report date and the date shown is the final maturity date, although the principal owed can be recovered through demand upon 7-days notice.
GO	General Obligation
RB	Revenue Bonds

See accompanying notes to Schedule of Investments

Ultrashort Duration Government Portfolio

(Unaudited)

Schedule of Investments

September 30, 2012

Par Value		Interest Rate	Maturity	Fair Value

U.S. TREASURY OBLIGATIONS – 45.3%
$13,700,000	U.S. Treasury Bill (1)	0.10%	12/13/12	$13,697,781
5,000,000	U.S. Treasury Bill (1)	0.17%	06/27/13	4,994,310
875,000	U.S. Treasury Bill (1)	0.18%	07/25/13	873,900
6,000,000	U.S. Treasury Bill (1)	0.16%	09/19/13	5,990,892
6,240,000	U.S. Treasury Note	1.75%	04/15/13	6,293,140

	Total U.S. Treasury Obligations (Cost $31,848,861)			31,850,023

AGENCY OBLIGATIONS – 53.8%
750,000	Federal Farm Credit Bank (2)	1.88%	12/07/12	752,356
615,000	Federal Farm Credit Bank (2)	1.75%	02/21/13	618,559
1,000,000	Federal Home Loan Bank (2)	0.24%	04/16/13	1,000,286
350,000	Federal Home Loan Bank (2)	0.37%	05/03/13	350,350
272,200	Federal Home Loan Bank (2)	4.78%	01/25/17	289,417
1,000,000	Federal Home Loan Mortgage Corp. (2)	1.63%	04/15/13	1,007,692
1,000,000	Federal Home Loan Mortgage Corp. (2)	1.72%	04/11/13	1,008,055
116,235	Federal Home Loan Mortgage Corp. (2)	5.50%	09/01/13	119,563
600,000	Federal Home Loan Mortgage Corp. (2)	0.38%	11/27/13	601,028
250,000	Federal Home Loan Mortgage Corp. (2)	0.63%	12/20/13	250,152
83,268	Federal Home Loan Mortgage Corp. (2)	6.50%	07/01/17	90,622
469,953	Federal Home Loan Mortgage Corp. (2)	5.00%	09/01/18	515,721
693,551	Federal Home Loan Mortgage Corp. (2)	4.50%	11/01/18	745,381
476,741	Federal Home Loan Mortgage Corp. (2)	4.50%	04/01/21	512,816
205,570	Federal Home Loan Mortgage Corp., CMO (2)	5.50%	02/15/15	207,750
298,453	Federal Home Loan Mortgage Corp., CMO (2)	5.50%	10/15/17	319,067
103,386	Federal Home Loan Mortgage Corp., CMO (2)	5.75%	12/15/18	103,482
104,775	Federal Home Loan Mortgage Corp., CMO (2)	5.50%	12/15/20	105,191
285,146	Federal Home Loan Mortgage Corp., CMO (2)	4.50%	01/15/23	289,387
264,421	Federal Home Loan Mortgage Corp., CMO (2)	5.00%	04/15/31	266,318
83,481	Federal Home Loan Mortgage Corp., CMO (2)	5.00%	06/15/31	83,854
44,098	Federal Home Loan Mortgage Corp., CMO (2)	5.50%	01/15/32	44,155
64,315	Federal Home Loan Mortgage Corp., CMO (2)	5.50%	07/15/32	65,323
26,954	Federal Home Loan Mortgage Corp., CMO (2)	5.00%	08/15/32	26,954
452,547	Federal Home Loan Mortgage Corp., CMO (2)	5.00%	11/15/32	455,988
550,000	Federal National Mortgage Association (2)	1.75%	02/22/13	553,422
238,190	Federal National Mortgage Association (2)	4.97%	12/01/13	246,494
600,000	Federal National Mortgage Association (2)	2.50%	05/15/14	621,641
450,000	Federal National Mortgage Association (2)	0.70%	03/26/15	451,309
152,978	Federal National Mortgage Association (2)	4.50%	05/01/18	167,569
390,515	Federal National Mortgage Association (2)	4.00%	07/01/18	418,670
1,061,801	Federal National Mortgage Association (2)	4.00%	10/01/20	1,136,032
669,817	Federal National Mortgage Association, CMO (2)	6.00%	01/25/29	686,279
290,531	Federal National Mortgage Association, CMO (2)	5.50%	09/25/31	291,660
372,213	Federal National Mortgage Association, CMO (2)	5.00%	03/25/32	375,609
1,021,742	Federal National Mortgage Association, CMO (2)	5.50%	05/25/32	1,025,802

See accompanying notes to Schedule of Investments

Ultrashort Duration Government Portfolio

(Unaudited)

Schedule of Investments

September 30, 2012

(Continued)

Par Value		Interest Rate	Maturity	Fair Value

AGENCY OBLIGATIONS (continued)
$769,902	Federal National Mortgage Association, CMO (2)	5.00%	10/25/32	$773,753
241,252	Federal National Mortgage Association, CMO (2)	6.00%	10/25/33	243,885
271,473	Federal National Mortgage Association, CMO (2)	5.00%	08/25/35	274,272
346,768	Federal National Mortgage Association, CMO (2)	5.00%	08/25/47	347,962
107,244	Government National Mortgage Association	4.50%	01/16/28	110,410
335,231	Government National Mortgage Association	5.85%	07/20/58	360,944
572,317	Government National Mortgage Association	5.46%	07/20/59	635,634
1,040,300	Government National Mortgage Association	5.46%	07/20/59	1,163,504
528,124	Government National Mortgage Association	5.46%	07/20/59	582,197
520,967	Government National Mortgage Association	5.46%	08/20/59	575,582
306,639	Government National Mortgage Association	5.47%	08/20/59	337,887
512,706	Government National Mortgage Association	5.47%	08/20/59	566,142
798,574	Government National Mortgage Association	5.51%	10/20/59	889,196
423,085	Government National Mortgage Association	5.59%	11/20/59	470,165
866,937	Government National Mortgage Association	5.50%	01/20/60	970,981
1,044,799	Government National Mortgage Association	4.86%	01/20/61	1,180,702
595,098	Government National Mortgage Association (3)	1.07%	12/20/61	602,936
768,556	Government National Mortgage Association (3)	1.14%	02/20/62	778,772
740,721	Government National Mortgage Association	4.71%	03/20/62	834,030
526,498	Government National Mortgage Association	5.16%	06/20/62	591,316
747,506	Government National Mortgage Association	5.41%	06/20/62	824,495
192,764	Government National Mortgage Association, CMO (3)	4.60%	07/16/29	193,955
45,274	Government National Mortgage Association, CMO	4.86%	02/16/30	45,490
661,544	Government National Mortgage Association, CMO (3)	5.16%	06/16/31	671,501
161,164	Government National Mortgage Association, CMO (3)	4.88%	12/16/31	165,272
489,475	Government National Mortgage Association, CMO (3)	4.93%	09/16/32	511,866
409,607	Government National Mortgage Association, CMO	2.16%	07/16/33	419,081
641,089	Government National Mortgage Association, CMO	1.70%	08/16/33	653,392
268,229	Government National Mortgage Association, CMO	4.92%	05/16/34	280,953
143,724	Government National Mortgage Association, CMO	2.21%	11/16/34	146,698
322,759	Government National Mortgage Association, CMO (3)	4.91%	03/16/35	343,865
192,420	Government National Mortgage Association, CMO	2.21%	12/16/35	196,716
222,336	Government National Mortgage Association, CMO	2.16%	11/16/36	227,572
168,315	Government National Mortgage Association, CMO	5.19%	05/16/39	171,878

See accompanying notes to Schedule of Investments

Ultrashort Duration Government Portfolio

(Unaudited)

Schedule of Investments

September 30, 2012

(Concluded)

Par Value		Interest Rate	Maturity	Fair Value

AGENCY OBLIGATIONS (continued)
$597,520	Government National Mortgage Association, CMO	2.00%	06/20/39	$603,114
233,285	Government National Mortgage Association, CMO	5.02%	06/16/40	244,144
147,438	Government National Mortgage Association, CMO (3)	5.01%	02/16/44	156,859
518,814	National Credit Union Administration Guaranteed Notes, CMO (3)	0.60%	11/06/17	520,111
264,927	Small Business Administration (2)(3)	3.58%	04/25/16	272,539
715,083	Small Business Administration (2)(3)	3.08%	06/25/22	770,577
557,380	Small Business Administration (2)(3)	3.58%	08/25/22	607,414
489,001	Small Business Administration (2)(3)	4.13%	03/25/24	550,649
635,000	Tennessee Valley Authority	6.00%	03/15/13	651,631
500,000	Tennessee Valley Authority	4.75%	08/01/13	518,891

	Total Agency Obligations (Cost $37,673,616)			37,842,887

Shares

REGISTERED INVESTMENT COMPANY – 0.7%
493,857	Dreyfus Treasury & Agency Cash Management Fund			493,857

	Total Registered Investment Company (Cost $493,857)			493,857

	Total Investments – 99.8% (Cost $70,016,334) *			70,186,767

	Other Assets in excess of Liabilities – 0.2%			144,055

	Net Assets – 100.0%			$70,330,822

	Net Asset Value			$10.03

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Portfolio as computed on a federal income tax basis are as follows:

Aggregate Cost	$70,016,334

Unrealized appreciation	213,405
Unrealized depreciation	(42,972)

Net unrealized appreciation	$170,433

(1)	Rate disclosed represents the discount rate at the time of purchase.
(2)	These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.
(3)	Variable or floating rate security. Rate disclosed is as of September 30, 2012.
CMO	Collateralized Mortgage Obligation

See accompanying notes to Schedule of Investments

Ultrashort Duration Bond Portfolio

(Unaudited)

Schedule of Investments

September 30, 2012

Par Value		Interest Rate	Maturity	Fair Value

U.S. TREASURY OBLIGATIONS – 16.7%
$350,000	U.S. Treasury Bill (1)	0.17%	04/04/13	$349,753
1,000,000	U.S. Treasury Bill (1)	0.17%	04/04/13	999,294
1,100,000	U.S. Treasury Bill (1)	0.18%	04/04/13	1,099,223
1,173,900	U.S. Treasury Bill (1)	0.18%	04/04/13	1,173,071
2,500,000	U.S. Treasury Bill (1)	0.17%	06/27/13	2,497,155
1,000,000	U.S. Treasury Bill (1)	0.16%	07/25/13	998,743
2,000,000	U.S. Treasury Bill (1)	0.16%	07/25/13	1,997,486
750,000	U.S. Treasury Bill (1)	0.18%	07/25/13	749,057
625,000	U.S. Treasury Bill (1)	0.18%	07/25/13	624,214
1,000,000	U.S. Treasury Note	0.75%	03/31/13	1,002,969
5,100,000	U.S. Treasury Note	1.75%	04/15/13	5,144,227
4,400,000	U.S. Treasury Note	0.13%	07/31/14	4,390,892

	Total U.S. Treasury Obligations (Cost $21,021,448)			21,026,084

COMMERCIAL MORTGAGE-BACKED SECURITIES – 14.0%
1,000,000	Banc of America Merrill Lynch Commercial Mortgage, Inc.	5.60%	07/10/46	1,011,503
352,173	Bear Stearns Commercial Mortgage Securities	4.98%	02/11/41	353,086
327,228	Bear Stearns Commercial Mortgage Securities	5.74%	06/11/50	341,940
500,000	Citigroup/Deutsche Bank Commercial Mortgage Trust (2)	5.39%	07/15/44	511,807
159,360	Commercial Mortgage Pass Through Certificates (2)	5.23%	07/10/37	163,204
243,131	Commercial Mortgage Pass Through Certificates (2)	5.90%	06/10/46	246,405
715,440	Credit Suisse Mortgage Capital Certificates	5.44%	09/15/39	725,039
454,289	CW Capital Cobalt Ltd.	5.42%	04/15/47	457,649
561,305	GMAC Commercial Mortgage Securities, Inc.	4.78%	03/10/38	574,661
260,272	Greenwich Capital Commercial Funding Corp.	4.57%	08/10/42	262,183
787,122	GS Mortgage Securities Corp. II (2)	5.28%	08/10/38	800,358
929,052	GS Mortgage Securities Corp. II (2)	5.78%	08/10/45	942,116
527,151	JP Morgan Chase Commercial Mortgage Securities Corp. (2)	5.68%	12/12/44	539,431
1,478,584	JP Morgan Chase Commercial Mortgage Securities Corp.	5.58%	05/12/45	1,518,330
418,955	JP Morgan Chase Commercial Mortgage Securities Corp.	4.63%	03/15/46	420,199
429,944	LB-UBS Commercial Mortgage Trust (2)	4.56%	09/15/27	430,228
431,991	Merrill Lynch Mortgage Trust (2)	5.80%	05/12/39	433,989
218,688	Merrill Lynch/Countrywide Commercial Mortgage Trust (2)	5.63%	02/12/39	227,270
1,400,000	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.36%	08/12/48	1,420,748
865,428	Merrill Lynch/Countrywide Commercial Mortgage Trust (2)	6.10%	08/12/49	929,014
316,375	Merrill Lynch/Countrywide Commercial Mortgage Trust (2)	6.13%	08/12/49	331,524
139,274	Morgan Stanley Capital I	4.88%	08/13/42	140,477
725,612	Morgan Stanley Capital I (2)	5.61%	03/12/44	738,399

See accompanying notes to Schedule of Investments

Ultrashort Duration Bond Portfolio

(Unaudited)

Schedule of Investments

September 30, 2012

(Continued)

Par Value		Interest Rate	Maturity	Fair Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$710,755	Morgan Stanley Capital I	5.71%	07/12/44	$724,565
1,435,681	Morgan Stanley Capital I	5.09%	10/12/52	1,434,510
113,170	Nomura Asset Securities Corp. (2)	7.32%	03/15/30	113,971
772,734	Wachovia Bank Commercial Mortgage Trust	5.73%	07/15/45	776,099
1,052,311	Wachovia Bank Commercial Mortgage Trust (2)	5.93%	06/15/49	1,134,082

	Total Commercial Mortgage-Backed Securities (Cost $17,689,243)			17,702,787

ASSET-BACKED SECURITIES – 15.5%
1,300,000	Ally Auto Receivables Trust	0.85%	08/15/16	1,310,202
845,000	Ally Master Owner Trust	1.21%	06/15/17	849,321
705,284	AmeriCredit Automobile Receivables Trust	0.91%	10/08/15	707,561
625,000	AmeriCredit Prime Automobile Receivables Trust	3.76%	07/15/15	640,356
400,000	Americredit Prime Automobile Receivables Trust	4.99%	07/17/17	414,233
479,873	Atlantic City Electric Transition Funding LLC	4.91%	07/20/17	506,980
332,866	CIT Marine Trust	6.25%	11/15/19	333,045
450,000	CNH Equipment Trust	0.94%	05/15/17	453,952
800,000	Discover Card Master Trust (2)	0.73%	06/15/15	800,533
750,000	Discover Card Master Trust I (2)	0.55%	06/16/15	749,661
236,052	Ford Credit Auto Owner Trust	4.43%	11/15/14	240,850
650,000	Ford Credit Auto Owner Trust	1.58%	09/15/15	659,121
1,000,000	Ford Credit Floorplan Master Owner Trust	1.50%	09/15/15	1,010,002
1,000,000	Ford Credit Floorplan Master Owner Trust	2.12%	02/15/16	1,022,695
345,000	Ford Credit Floorplan Master Owner Trust	0.94%	09/15/16	345,434
850,000	GE Capital Credit Card Master Note Trust (2)	1.07%	09/15/16	852,938
450,000	GE Capital Credit Card Master Note Trust	1.51%	06/15/18	453,387
600,000	GE Dealer Floorplan Master Note Trust (2)	0.82%	07/20/16	602,251
345,000	GE Equipment Midticket LLC	5.67%	11/16/20	349,752
400,000	GE Equipment Transportation LLC	0.99%	11/23/15	402,902
250,000	GE Equipment Transportation LLC	1.33%	05/20/19	252,209
750,000	MBNA Credit Card Master Note Trust	4.45%	08/15/16	789,964
750,000	Mercedes-Benz Auto Lease Trust	0.88%	11/17/14	752,470
600,000	Nissan Auto Lease Trust	0.98%	05/15/15	606,314
750,000	PSE&G Transition Funding LLC	6.75%	06/15/16	813,260
1,415,000	World Financial Network Credit Card Master Trust	4.66%	05/15/17	1,458,896
741,728	World Omni Auto Receivables Trust	2.21%	05/15/15	750,379
360,000	World Omni Auto Receivables Trust	2.48%	12/15/17	369,472
515,000	World Omni Automobile Lease Securitization Trust	1.06%	11/15/17	517,700
575,000	World Omni Automobile Lease Securitization Trust	1.49%	02/15/18	578,272

	Total Asset-Backed Securities (Cost $19,537,643)			19,594,112

AGENCY OBLIGATIONS – 27.2%
1,500,000	Federal Farm Credit Bank (3)	1.88%	12/07/12	1,504,713
520,000	Federal Farm Credit Bank (3)	1.75%	02/21/13	523,009

See accompanying notes to Schedule of Investments

Ultrashort Duration Bond Portfolio

(Unaudited)

Schedule of Investments

September 30, 2012

(Continued)

Par Value		Interest Rate	Maturity	Fair Value

AGENCY OBLIGATIONS (continued)
$1,250,000	Federal Home Loan Bank (3)	0.24%	04/16/13	$1,250,357
750,000	Federal Home Loan Bank (3)	0.37%	05/03/13	750,750
1,000,000	Federal Home Loan Mortgage Corp. (3)	1.72%	04/11/13	1,008,055
1,500,000	Federal Home Loan Mortgage Corp. (3)	1.63%	04/15/13	1,511,538
1,200,000	Federal Home Loan Mortgage Corp. (3)	0.38%	11/27/13	1,202,057
855,985	Federal Home Loan Mortgage Corp. (3)	5.00%	09/01/18	939,348
1,300,000	Federal National Mortgage Association (3)	1.75%	02/22/13	1,308,089
1,200,000	Federal National Mortgage Association (3)	2.50%	05/15/14	1,243,283
925,000	Federal National Mortgage Association (3)	0.70%	03/26/15	927,690
1,000,000	Federal National Mortgage Association (3)	0.70%	04/30/15	1,001,476
728,961	Federal National Mortgage Association (3)	4.00%	07/01/18	781,518
1,065,617	Federal National Mortgage Association, CMO (3)	6.00%	01/25/29	1,091,808
367,827	Federal National Mortgage Association, CMO (3)	5.50%	05/25/32	369,289
921,885	Government National Mortgage Association	5.85%	07/20/58	992,595
995,333	Government National Mortgage Association	5.46%	07/20/59	1,105,450
1,056,248	Government National Mortgage Association	5.46%	07/20/59	1,164,394
1,041,933	Government National Mortgage Association	5.46%	08/20/59	1,151,163
1,124,343	Government National Mortgage Association	5.47%	08/20/59	1,238,918
512,706	Government National Mortgage Association	5.47%	08/20/59	566,142
1,375,028	Government National Mortgage Association	5.59%	11/20/59	1,528,036
318,132	Government National Mortgage Association	5.72%	06/20/61	354,771
1,064,405	Government National Mortgage Association (2)	1.07%	12/20/61	1,078,423
1,701,379	Government National Mortgage Association (2)	1.14%	02/20/62	1,723,995
595,792	Government National Mortgage Association	5.16%	06/20/62	669,142
1,096,342	Government National Mortgage Association	5.41%	06/20/62	1,209,259
640,511	Small Business Administration (2)(3)	2.83%	06/25/22	686,398
690,359	Small Business Administration (2)(3)	3.58%	08/25/22	752,330
1,235,174	Small Business Administration (2)(3)	3.58%	12/25/23	1,353,195
2,870,366	Small Business Administration (2)(3)	4.12%	01/25/25	3,242,038

	Total Agency Obligations (Cost $34,081,528)			34,229,229

CORPORATE BONDS – 25.2%

BANKS – 8.7%
600,000	Ally Financial Inc.	2.20%	12/19/12	602,653
750,000	Bank of America Corp. (2)	1.87%	01/30/14	755,377
725,000	Bank of New York Mellon Corp. (The) (2)	0.72%	07/28/14	726,519
1,000,000	Bank of Nova Scotia	3.40%	01/22/15	1,063,814
645,000	Citigroup, Inc.	5.50%	04/11/13	660,781
1,000,000	Credit Suisse, New York	5.00%	05/15/13	1,026,722
500,000	Goldman Sachs Group, Inc. (The)	5.45%	11/01/12	501,962
1,000,000	JP Morgan Chase & Co	4.65%	06/01/14	1,060,396
825,000	Morgan Stanley (2)	0.76%	01/09/14	813,953
310,000	Northern Trust Corp.	5.50%	08/15/13	323,799
1,000,000	PNC Funding Corp (2)	0.65%	01/31/14	998,376
650,000	US Bancorp	2.00%	06/14/13	657,571
365,000	US Bancorp	4.20%	05/15/14	386,533
500,000	Wachovia Corp.	5.50%	05/01/13	514,762
500,000	Wells Fargo & Co.	4.38%	01/31/13	506,645

See accompanying notes to Schedule of Investments

Ultrashort Duration Bond Portfolio

(Unaudited)

Schedule of Investments

September 30, 2012

(Continued)

Par Value		Interest Rate	Maturity	Fair Value

CORPORATE BONDS (continued)
$425,000	Westpac Banking Corp.	1.85%	12/09/13	$432,095

				11,031,958

BEVERAGES – 0.8%
945,000	Anheuser-Busch InBev Worldwide, Inc.	2.50%	03/26/13	954,335

				954,335

CHEMICALS – 0.2%
250,000	Dow Chemical Co. (The)	6.00%	10/01/12	250,000

				250,000

COMPUTERS – 0.4%
500,000	Hewlett-Packard Co.	4.50%	03/01/13	507,512

				507,512

DIVERSIFIED FINANCIAL SERVICES – 5.3%
635,000	American Express Credit Corp.	7.30%	08/20/13	672,790
1,000,000	Caterpillar Financial Services Corp. (2)	0.75%	04/01/14	1,004,619
1,385,000	General Electric Capital Corp. (2)	1.19%	08/11/15	1,387,608
800,000	HSBC Finance Corp.	6.38%	11/27/12	806,892
560,000	John Deere Capital Corp.	4.95%	12/17/12	565,379
500,000	National Rural Utilities Cooperative Finance Corp.	5.50%	07/01/13	519,006
500,000	NYSE Euronext	4.80%	06/28/13	515,756
700,000	Toyota Motor Credit Corp.	1.90%	12/05/12	701,828
500,000	Toyota Motor Credit Corp.	1.38%	08/12/13	504,663

				6,678,541

ELECTRIC – 0.9%
750,000	Duke Energy Corp.	6.30%	02/01/14	804,986
295,000	Public Service Co. of Colorado	7.88%	10/01/12	295,000

				1,099,986

MEDIA – 1.1%
800,000	Comcast Cable Communications Holdings, Inc.	8.38%	03/15/13	828,428
500,000	Time Warner Cable, Inc.	7.50%	04/01/14	548,956

				1,377,384

MINING – 0.4%
499,000	Rio Tinto Alcan, Inc.	4.50%	05/15/13	510,362

				510,362

MULTI-NATIONAL – 1.2%
1,500,000	International Bank For Reconstruction & Development	0.50%	03/26/14	1,505,579

				1,505,579

OFFICE ELECTRONICS – 0.7%
850,000	Xerox Corp.	8.25%	05/15/14	942,876

				942,876

OIL & GAS – 1.6%
1,000,000	Apache Corp.	5.25%	04/15/13	1,025,593

See accompanying notes to Schedule of Investments

Ultrashort Duration Bond Portfolio

(Unaudited)

Schedule of Investments

September 30, 2012

(Concluded)

Par Value		Interest Rate	Maturity	Fair Value

CORPORATE BONDS (continued)
$987,000	ConocoPhillips	4.75%	10/15/12	$988,465

				2,014,058

PHARMACEUTICALS – 1.8%
1,000,000	GlaxoSmithKline Capital, Inc.	4.85%	05/15/13	1,027,755
500,000	Novartis Capital Corp.	1.90%	04/24/13	504,547
700,000	Wyeth LLC	5.50%	03/15/13	716,598

				2,248,900

RETAIL – 0.8%
1,000,000	Home Depot, Inc. (The)	5.25%	12/16/13	1,058,380

				1,058,380

TELECOMMUNICATION SERVICES – 1.3%
360,000	Alltel Corp.	6.50%	11/01/13	382,216
400,000	Cisco Systems, Inc.	1.63%	03/14/14	407,648
800,000	Verizon Communications, Inc.	4.35%	02/15/13	811,638

				1,601,502

	Total Corporate Bonds (Cost $31,682,580)			31,781,373

Shares

REGISTERED INVESTMENT COMPANY – 1.0%
1,232,227	Dreyfus Treasury & Agency Cash Management Fund			1,232,227

	Total Registered Investment Company (Cost $1,232,227)			1,232,227

	Total Investments – 99.6% (Cost $125,244,669) *			$125,565,812

	Other Assets in excess of Liabilities – 0.4%			462,833

	Net Assets – 100.0%			$126,028,645

	Net Asset Value			$10.01

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Portfolio as computed on a federal income tax basis are as follows:

Aggregate Cost	$125,244,669

Unrealized appreciation	416,946
Unrealized depreciation	(95,803)

Net unrealized appreciation	$321,143

(1)	Rate disclosed represents the discount rate at the time of purchase.
(2)	Variable or floating rate security. Rate disclosed is as of September 30, 2012.
(3)	These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.

See accompanying notes to Schedule of Investments

Plan Investment Fund, Inc.

Notes to Schedules of Investments

(Unaudited)

September 30, 2012

Organization and Significant Accounting Policies

Plan Investment Fund, Inc. (“the Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end registered investment company. The Fund consists of four separate portfolios: the Government/REPO Portfolio, the Money Market Portfolio, the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio (the “Portfolio(s)”).

Portfolio Valuation: The Ultrashort Duration Government and the Ultrashort Duration Bond Portfolios’ net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities are fair valued using price evaluations provided by an independent pricing service approved by the Board of Trustees (the “Board”) which may use the following valuation inputs when available: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids and offers and reference data including market research publications.

Investments in other open-end investment companies, if held, are valued based on the NAV of the investment companies (which use fair value pricing as discussed in their prospectuses). If price quotes are unavailable or deemed unreliable, securities will be fair valued in accordance with procedures adopted by the Board.

For the Government/REPO Portfolio and the Money Market Portfolio, the NAV is calculated as of 12 Noon (Eastern Time) and as of 4:00 p.m. (Eastern Time). This is only done on business days on which purchase orders or redemption orders are placed for that Portfolio and there is sufficient trading in instruments held in that Portfolio so that its NAV might be affected materially. Pursuant to Rule 2a-7 of the 1940 Act (as amended), securities are valued using the amortized cost method, which approximates fair value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until effective maturity or sale of the security.

Fair Value Measurement: The inputs and valuations techniques used to measure fair value of the Portfolios’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Securities held within the Government/REPO Portfolio and the Money Market Portfolio are valued at amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fixed-income securities held within the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio with remaining maturities of greater than sixty days are valued at fair value using price evaluations provided by an independent pricing service which may use the following inputs available: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids and offers and reference data including market research publications. If the remaining maturities of the fixed-income securities and repurchase agreements is sixty days or less the amortized cost is used as it represents fair value. A summary of the inputs used to value the Portfolios’ net assets as of September 30, 2012 is as follows:

	Total Fair Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Government/REPO Portfolio
Investments in Securities*	$90,525,000	$—	$90,525,000	$—

Money Market Portfolio
Investments in Securities*	$892,677,286	$—	$892,677,286	$—

Plan Investment Fund, Inc.

Notes to Schedules of Investments

(Unaudited)

September 30, 2012

(Concluded)

	Total Fair Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Ultrashort Duration Government Portfolio
U.S. Treasury Obligations	$31,850,023	$—	$31,850,023	$—
Agency Obligations	37,842,887	—	37,842,887	—
Registered Investment Company	493,857	493,857	—	—

	$70,186,767	$493,857	$69,692,910	$—

Ultrashort Duration Bond Portfolio
U.S. Treasury Obligations	$21,026,084	$—	$21,026,084	$—
Commercial Mortgage-Backed Securities	17,702,787	—	17,702,787	—
Asset-Backed Securities	19,594,112	—	19,594,112	—
Agency Obligations	34,229,229	—	34,229,229	—
Corporate Bonds	31,781,373	—	31,781,373	—
Registered Investment Company	1,232,227	1,232,227	—	—

	$125,565,812	$1,232,227	$124,333,585	$—

*	Please refer to the schedule of investments for industry and security type breakouts.

At the end of each calendar quarter, management evaluates the Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a readily available market existed for such investments and may differ materially from the values the Portfolios’ may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the nine months ended September 30, 2012, there were no transfers between Levels 1, 2 and 3 for the Portfolios.

For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, as of a date within 90 days of this filing, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications of Principal Executive and Financial Officers pursuant to Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Plan Investment Fund, Inc.

By:	/s/ Dale E. Palka
Name:	Dale E. Palka
Title:	President and Chief Executive Officer
Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dale E. Palka
Name:	Dale E. Palka
Title:	Principal Executive Officer
Date:	November 20, 2012

By:	/s/ Joseph S. Castellon
Name:	Joseph S. Castellon
Title:	Principal Financial Officer
Date:	November 20, 2012